Aristotle Core Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 41.4%	Par	Value
Communications - 0.9%
AT&T, Inc.
3.50%, 09/15/2053	2,965,000	$2,008,452
3.85%, 06/01/2060	4,550,000	3,184,191
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	4,500,000	3,266,739
3.85%, 04/01/2061	2,000,000	1,282,454
Comcast Corp., 6.05%, 05/15/2055	5,950,000	6,079,757
T-Mobile USA, Inc.
5.20%, 01/15/2033	3,000,000	3,057,220
5.05%, 07/15/2033	7,200,000	7,251,802
Verizon Communications, Inc., 3.40%, 03/22/2041	4,000,000	3,087,097
		29,217,712

Consumer Discretionary - 3.0%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (a)	12,000,000	11,699,803
American Airlines Group, Inc.
3.60%, 09/22/2027	4,359,471	4,243,346
3.20%, 06/15/2028	4,759,487	4,564,362
Series A, 2.88%, 07/11/2034	4,167,779	3,695,104
Series AA, 3.15%, 02/15/2032	1,655,632	1,527,321
Series B, 3.95%, 07/11/2030	1,007,500	950,130
AutoNation, Inc., 5.89%, 03/15/2035	4,800,000	4,871,671
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	8,952,443	8,570,797
British Airways PLC
Series 2019-1, 3.30%, 12/15/2032 (a)	4,755,241	4,418,344
Series A, 4.25%, 11/15/2032 (a)	1,809,181	1,741,157
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025 (a)	666,726	665,203
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	1,725,000	1,713,607
2.70%, 08/10/2026	2,225,000	2,166,871
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)	2,000,000	1,924,944
Hyatt Hotels Corp., 5.38%, 12/15/2031	3,650,000	3,702,888
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	1,800,000	1,803,487
Paychex, Inc., 5.60%, 04/15/2035	4,400,000	4,550,207
QXO Building Products, Inc., 6.75%, 04/30/2032 (a)	3,175,000	3,278,829
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (a)	4,000,000	4,026,936
United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%, 05/01/2028	1,051,237	976,410
United Airlines, Inc.
5.80%, 01/15/2036	7,670,216	7,796,617
5.45%, 02/15/2037	2,279,984	2,290,918
Series 2019-1, 4.15%, 08/25/2031	821,980	780,346
Series AA, 3.50%, 03/01/2030	9,490,039	8,925,134
		90,884,432

Consumer Staples - 1.8%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	5,000,000	5,088,720
Diageo Investment Corp., 5.63%, 04/15/2035	1,800,000	1,883,057
J M Smucker Co., 6.20%, 11/15/2033	5,600,000	6,013,390
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033	727,000	747,752
6.75%, 03/15/2034	7,660,000	8,366,941
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (a)	7,600,000	7,881,048
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	12,820,000	12,798,148
Mars, Inc.
5.20%, 03/01/2035 (a)	7,100,000	7,188,611
5.70%, 05/01/2055 (a)	4,200,000	4,192,735
		54,160,402

Energy - 2.6%
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	6,100,000	5,838,079
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,650,000	1,661,497
7.38%, 02/01/2031 (a)	4,800,000	5,030,326
5.75%, 02/15/2033	4,800,000	4,984,638
5.55%, 05/15/2034	2,250,000	2,279,044
5.60%, 09/01/2034	6,500,000	6,604,758
5.70%, 04/01/2035	4,350,000	4,432,805
5.00%, 05/15/2044 (b)	4,000,000	3,464,331
MPLX LP
5.50%, 06/01/2034	12,000,000	12,054,579
4.95%, 03/14/2052	1,750,000	1,450,417
5.65%, 03/01/2053	4,850,000	4,458,076
Petroleos Mexicanos
6.88%, 08/04/2026	7,750,000	7,756,603
6.50%, 03/13/2027	3,625,000	3,602,081
Targa Resources Corp., 6.50%, 03/30/2034	6,850,000	7,364,555
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	5,000,000	4,865,744
Williams Cos., Inc., 5.30%, 09/30/2035	3,300,000	3,305,160
		79,152,693

Financials - 21.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	8,100,000	8,133,151
Agree LP, 5.60%, 06/15/2035	4,300,000	4,378,652
American International Group, Inc., 5.45%, 05/07/2035	9,920,000	10,177,807
Arthur J Gallagher & Co., 5.15%, 02/15/2035	4,200,000	4,204,413
Athene Holding Ltd., 6.63%, 05/19/2055	6,850,000	7,064,602
Atlas Warehouse Lending Co. LP, 6.25%, 01/15/2030 (a)	10,750,000	10,868,545
Aviation Capital Group LLC, 5.13%, 04/10/2030 (a)	3,500,000	3,534,866
Avolon Holdings Funding Ltd., 5.38%, 05/30/2030 (a)	1,850,000	1,885,323
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual (a)	1,324,000	1,320,289
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	2,001,000	2,076,626
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (a)	9,700,000	9,837,061
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/2029 (a)	6,400,000	6,534,400
Banco Santander SA, 6.03%, 01/17/2035	8,050,000	8,484,768
Bank of America Corp.
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035	15,000,000	15,006,952
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	7,500,000	7,624,728
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	10,350,000	8,772,973
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	9,000,000	8,238,482
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	11,500,000	11,613,700
Barclays PLC, 5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036	4,600,000	4,703,939
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035 (a)	1,150,000	1,183,695
8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (a)	7,000,000	7,240,233
Block, Inc.
2.75%, 06/01/2026	4,000,000	3,918,832
3.50%, 06/01/2031	5,000,000	4,590,216
BNP Paribas SA
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033 (a)	12,000,000	12,490,922
7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual (a)	5,600,000	5,647,600
BPCE SA
6.29% to 01/14/2035 then SOFR + 2.04%, 01/14/2036 (a)	6,500,000	6,829,343
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (a)	6,500,000	6,698,529
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	7,500,000	7,711,090
Brown & Brown, Inc., 5.55%, 06/23/2035	6,050,000	6,171,714
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	10,600,000	10,796,105
CBRE Services, Inc., 4.80%, 06/15/2030	8,350,000	8,379,667
Citibank NA, 5.57%, 04/30/2034	5,250,000	5,470,823
Citigroup, Inc.
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	4,850,000	4,906,605
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	2,225,000	2,330,088
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	3,000,000	3,062,320
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	3,400,000	3,493,314
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	3,000,000	2,914,972
Commonwealth Bank of Australia, 5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046 (a)	4,000,000	3,931,743
Credit Agricole SA
6.70% to 09/23/2034 then USISSO05 + 3.60%, Perpetual (a)	6,050,000	5,934,579
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036 (a)	4,000,000	4,148,459
Extra Space Storage LP, 5.40%, 02/01/2034	5,800,000	5,893,985
Fairfax Financial Holdings Ltd., 6.50%, 05/20/2055 (a)	15,200,000	15,564,888
Fiserv, Inc.
5.60%, 03/02/2033	4,925,000	5,108,921
5.15%, 08/12/2034	11,600,000	11,648,399
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	8,700,000	7,663,782
5.63%, 09/15/2034	10,650,000	10,618,549
6.25%, 09/15/2054	3,850,000	3,761,377
Goldman Sachs Group, Inc.
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	4,900,000	5,024,615
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	7,950,000	7,068,523
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	4,075,000	3,560,002
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	8,150,000	8,550,614
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	6,350,000	6,275,889
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	6,050,000	6,206,570
High Street Funding Trust III, 5.81%, 02/15/2055 (a)	4,800,000	4,662,150
Host Hotels & Resorts LP
2.90%, 12/15/2031	5,400,000	4,734,975
5.70%, 07/01/2034	6,000,000	6,041,686
HSBC Holdings PLC
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual	4,800,000	4,830,149
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	3,500,000	3,520,604
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036	5,000,000	5,144,597
JPMorgan Chase & Co.
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	5,750,000	5,952,825
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	4,000,000	4,348,966
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	16,500,000	17,341,542
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	12,750,000	12,979,926
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	12,000,000	11,878,898
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	4,500,000	4,665,304
Kite Realty Group LP
4.95%, 12/15/2031	10,000,000	10,041,524
5.20%, 08/15/2032	1,700,000	1,715,700
Liberty Mutual Group, Inc., 4.30%, 02/01/2061 (a)	3,650,000	2,211,852
Lloyds Banking Group PLC
6.75% to 09/27/2031 then 5 yr. CMT Rate + 3.15%, Perpetual	5,900,000	5,787,783
6.07% to 06/13/2035 then 1 yr. CMT Rate + 1.60%, 06/13/2036	500,000	514,266
LPL Holdings, Inc.
5.15%, 06/15/2030	3,300,000	3,342,222
5.75%, 06/15/2035	1,850,000	1,872,424
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052 (a)	4,700,000	4,572,073
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	2,950,000	3,034,597
Morgan Stanley
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	10,000,000	10,480,701
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	4,800,000	4,929,178
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	3,900,000	4,042,882
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	14,150,000	12,027,623
Nippon Life Insurance Co., 6.50% to 04/30/2035 then 5 yr. CMT Rate + 3.19%, 04/30/2055 (a)	4,600,000	4,765,306
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (a)	4,600,000	3,522,881
6.17%, 05/29/2055 (a)	8,300,000	8,674,354
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (a)	4,300,000	4,409,155
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035	9,000,000	8,720,798
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	6,500,000	7,268,904
Rocket Cos., Inc., 6.13%, 08/01/2030 (a)	3,325,000	3,390,353
Royal Bank of Canada, 6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	13,200,000	12,440,882
State Street Corp., 6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	2,000,000	2,039,808
Sumitomo Mitsui Financial Group, Inc., 5.25% to 07/08/2035 then SOFR + 1.50%, 07/08/2036	7,300,000	7,300,000
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual (a)	3,500,000	3,524,111
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	9,450,000	9,972,235
5.58% to 05/09/2035 then SOFR + 1.76%, 05/09/2036 (a)	4,250,000	4,347,759
Ventas Realty LP, 5.00%, 01/15/2035	6,400,000	6,294,380
VICI Properties LP
5.13%, 11/15/2031	7,000,000	7,013,591
5.13%, 05/15/2032	2,400,000	2,392,659
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/2029 (a)	8,081,000	7,942,461
Wells Fargo & Co.
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	4,450,000	4,555,096
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	5,500,000	5,678,228
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	13,825,000	14,183,323
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	850,000	853,607
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	6,100,000	6,298,908
Welltower OP LLC, 5.13%, 07/01/2035	1,650,000	1,657,074
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	9,700,000	9,769,002
		646,947,562

Government - 0.0%(c)
Corp. Andina de Fomento, 6.75% to 12/17/2030 then USISSO05 + 3.12%, Perpetual (a)	500,000	509,587

Health Care - 1.1%
Elevance Health, Inc., 5.65%, 06/15/2054	5,830,000	5,608,427
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	9,550,000	9,340,475
UnitedHealth Group, Inc., 5.75%, 07/15/2064	5,350,000	5,208,159
Universal Health Services, Inc.
4.63%, 10/15/2029	7,200,000	7,121,117
2.65%, 10/15/2030	3,000,000	2,675,773
2.65%, 01/15/2032	3,325,000	2,823,933
		32,777,884

Industrials - 2.1%
BAE Systems PLC, 5.30%, 03/26/2034 (a)	7,550,000	7,722,194
Boeing Co.
6.53%, 05/01/2034	5,250,000	5,707,712
6.86%, 05/01/2054	700,000	766,983
HEICO Corp., 5.35%, 08/01/2033	8,400,000	8,602,131
nVent Finance Sarl
2.75%, 11/15/2031	4,300,000	3,742,717
5.65%, 05/15/2033	4,350,000	4,433,430
Quanta Services, Inc., 5.25%, 08/09/2034	5,200,000	5,266,987
Regal Rexnord Corp., 6.40%, 04/15/2033	5,000,000	5,281,895
Weir Group, Inc., 5.35%, 05/06/2030 (a)	7,925,000	8,038,630
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	10,350,000	10,504,702
Wrangler Holdco Corp., 6.63%, 04/01/2032 (a)	4,200,000	4,375,774
		64,443,155

Materials - 0.7%
Amcor Flexibles North America, Inc., 5.50%, 03/17/2035 (a)	6,250,000	6,343,959
Rio Tinto Finance USA PLC, 5.25%, 03/14/2035	3,400,000	3,461,307
Sonoco Products Co., 5.00%, 09/01/2034	9,100,000	8,857,199
Vale Overseas Ltd., 6.40%, 06/28/2054	3,000,000	2,951,307
		21,613,772

Technology - 1.9%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	5,000,000	4,851,703
Fair Isaac Corp., 6.00%, 05/15/2033 (a)	8,080,000	8,174,260
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	10,300,000	9,995,831
Intel Corp.
4.75%, 03/25/2050	4,900,000	4,001,236
5.70%, 02/10/2053	5,000,000	4,656,638
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	6,500,000	5,873,200
Oracle Corp., 5.50%, 09/27/2064	12,750,000	11,622,002
Roper Technologies, Inc., 4.90%, 10/15/2034	10,500,000	10,359,712
		59,534,582

Utilities - 6.2%
AEP Transmission Co. LLC, 5.38%, 06/15/2035	1,150,000	1,175,550
AES Corp., 5.80%, 03/15/2032	11,900,000	12,088,354
American Electric Power Co., Inc., 5.63%, 03/01/2033	4,700,000	4,888,342
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	11,000,000	11,128,687
Consumers Energy Co., 5.05%, 05/15/2035	4,600,000	4,634,443
DTE Electric Co., 5.25%, 05/15/2035	4,250,000	4,329,525
DTE Energy Co., 5.85%, 06/01/2034	6,700,000	7,012,390
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	3,000,000	2,959,160
Duke Energy Progress NC Storm Funding LLC, 2.39%, 07/01/2037	5,350,000	4,455,145
Edison International
5.00% to 03/15/2027 then 5 yr. CMT Rate + 3.90%, Perpetual	8,939,000	7,749,593
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	7,750,000	7,505,058
Exelon Corp., 5.45%, 03/15/2034	7,850,000	8,059,565
Georgia Power Co., 5.25%, 03/15/2034	4,000,000	4,081,599
KeySpan Gas East Corp., 3.59%, 01/18/2052 (a)	2,850,000	1,888,626
National Grid PLC, 5.81%, 06/12/2033	3,950,000	4,153,664
Nevada Power Co., 5.90%, 05/01/2053	2,950,000	2,938,069
NiSource, Inc.
5.35%, 04/01/2034	5,000,000	5,086,469
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	4,850,000	5,060,820
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054	7,500,000	7,268,352
PacifiCorp
5.30%, 02/15/2031	7,000,000	7,213,591
5.50%, 05/15/2054	2,000,000	1,841,676
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	5,850,000	6,096,053
PG&E Energy Recovery Funding LLC, 2.28%, 01/15/2036	2,400,000	1,940,261
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	12,000,000	11,836,953
Piedmont Natural Gas Co., Inc., 5.05%, 05/15/2052	1,750,000	1,550,761
Sempra
3.80%, 02/01/2038	6,000,000	4,969,990
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	5,000,000	4,820,245
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	7,100,000	6,757,970
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	1,900,000	1,920,785
Southwestern Electric Power Co., 5.30%, 04/01/2033	5,000,000	5,049,475
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034 (a)	1,624,055	1,609,601
Virginia Electric and Power Co., 5.55%, 08/15/2054	7,550,000	7,318,752
Vistra Operations Co. LLC
6.95%, 10/15/2033 (a)	7,000,000	7,692,825
5.70%, 12/30/2034 (a)	5,600,000	5,707,010
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (a)	7,000,000	7,180,545
		189,969,904
TOTAL CORPORATE BONDS (Cost $1,265,994,485)		1,269,211,685

U.S. TREASURY SECURITIES - 23.7%	Par	Value
United States Treasury Note/Bond
4.00%, 03/31/2030	3,800,000	3,836,219
0.63%, 05/15/2030	9,000,000	7,745,273
1.13%, 02/15/2031	14,000,000	12,116,562
4.25%, 06/30/2031	4,000,000	4,074,844
3.63%, 09/30/2031	9,000,000	8,851,641
4.13%, 02/29/2032	20,000,000	20,187,500
2.88%, 05/15/2032	20,000,000	18,664,844
4.13%, 05/31/2032	12,000,000	12,104,063
2.75%, 08/15/2032	27,000,000	24,912,773
3.50%, 02/15/2033	20,000,000	19,285,938
3.38%, 05/15/2033	19,000,000	18,117,539
3.88%, 08/15/2033	34,000,000	33,492,656
4.50%, 11/15/2033	36,000,000	36,990,000
4.00%, 02/15/2034	30,000,000	29,696,484
4.38%, 05/15/2034	23,000,000	23,365,664
3.88%, 08/15/2034	40,000,000	39,067,188
4.25%, 11/15/2034	48,500,000	48,674,297
4.63%, 02/15/2035	72,300,000	74,615,859
4.25%, 05/15/2035	10,000,000	10,016,406
1.13%, 05/15/2040	14,500,000	9,019,453
1.75%, 08/15/2041	22,000,000	14,612,813
4.00%, 11/15/2042	11,500,000	10,495,098
4.75%, 11/15/2043	5,000,000	4,996,289
4.50%, 02/15/2044	19,500,000	18,847,969
4.63%, 05/15/2044	5,000,000	4,904,883
4.13%, 08/15/2044	12,000,000	10,997,344
3.00%, 11/15/2044	13,000,000	10,014,570
4.63%, 11/15/2044	27,000,000	26,438,906
2.50%, 02/15/2046	3,500,000	2,426,484
2.50%, 05/15/2046	3,000,000	2,073,047
2.25%, 08/15/2046	7,550,000	4,948,494
2.75%, 11/15/2047	2,000,000	1,422,813
1.25%, 05/15/2050	9,000,000	4,327,031
1.38%, 08/15/2050	6,500,000	3,206,836
2.00%, 08/15/2051	30,000,000	17,305,078
1.88%, 11/15/2051	10,500,000	5,845,547
2.25%, 02/15/2052	16,500,000	10,083,691
2.88%, 05/15/2052	9,500,000	6,688,594
3.00%, 08/15/2052	14,000,000	10,110,078
3.63%, 02/15/2053	6,000,000	4,899,844
3.63%, 05/15/2053	16,000,000	13,055,000
4.13%, 08/15/2053	34,000,000	30,380,859
4.75%, 11/15/2053	26,900,000	26,664,625
4.25%, 02/15/2054	29,000,000	26,462,500
TOTAL U.S. TREASURY SECURITIES (Cost $762,967,469)		726,043,596

MORTGAGE-BACKED SECURITIES - 9.7%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SD8225, 3.00%, 07/01/2052	15,459,336	13,408,228
Pool SD8288, 5.00%, 01/01/2053	3,147,999	3,101,741
Pool SD8324, 5.50%, 05/01/2053	4,942,709	4,953,341
Pool SD8331, 5.50%, 06/01/2053	3,316,492	3,323,199
Pool SD8344, 6.50%, 07/01/2053	2,640,056	2,737,431
Pool SD8367, 5.50%, 10/01/2053	12,902,885	12,923,995
Pool SD8440, 6.50%, 06/01/2054	3,723,729	3,848,676
Pool SD8503, 4.00%, 02/01/2055	9,544,264	8,881,068
Federal National Mortgage Association
Pool CB9327, 5.50%, 10/01/2054	9,048,462	9,220,193
Pool CB9471, 5.00%, 11/01/2054	10,391,857	10,364,449
Pool FS0902, 3.50%, 07/01/2043	5,420,521	5,089,730
Pool FS3150, 5.00%, 11/01/2052	6,288,846	6,239,327
Pool FS3825, 4.50%, 04/01/2050	4,661,704	4,534,883
Pool FS5365, 3.00%, 02/01/2050	5,084,048	4,519,263
Pool FS5749, 6.50%, 09/01/2053	17,150,129	17,736,058
Pool FS7526, 3.00%, 10/01/2053	5,653,725	4,898,394
Pool MA5073, 6.00%, 07/01/2053	19,943,039	20,312,424
Pool MA5107, 5.50%, 08/01/2053	5,027,438	5,036,841
Pool MA5108, 6.00%, 08/01/2053	19,111,985	19,465,978
Pool MA5139, 6.00%, 09/01/2053	10,087,954	10,272,481
Pool MA5140, 6.50%, 09/01/2053	3,558,833	3,690,139
Pool MA5166, 6.00%, 10/01/2053	3,092,885	3,149,460
Pool MA5341, 4.00%, 04/01/2054	3,685,004	3,429,833
Pool MA5389, 6.00%, 06/01/2054	5,019,201	5,106,068
Pool MA5390, 6.50%, 06/01/2054	4,487,236	4,646,538
Pool MA5480, 5.50%, 09/01/2044	25,082,684	25,539,849
Pool MA5503, 5.50%, 10/01/2044	20,688,179	21,054,617
Pool MA5540, 5.50%, 11/01/2044	5,363,244	5,458,263
Pool MA5586, 5.50%, 01/01/2055	13,152,877	13,159,459
Ginnie Mae II Pool
Pool MA8148, 3.00%, 07/20/2052	14,578,129	12,911,131
Pool MA8492, 6.00%, 12/20/2052	4,211,164	4,306,804
Pool MA8949, 6.00%, 06/20/2053	3,319,793	3,390,620
Pool MA9242, 6.00%, 10/20/2053	6,932,090	7,075,199
Pool MB0090, 4.50%, 12/20/2054	16,079,135	15,402,734
TOTAL MORTGAGE-BACKED SECURITIES (Cost $296,565,865)		299,188,414

BANK LOANS - 8.8%	Par	Value
Consumer Discretionary - 3.1%
1011778 BC ULC, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 09/23/2030	7,925,000	7,901,067
Allied Universal Holdco LLC, Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 05/15/2028	4,224,935	4,249,841
Belron Finance 2019 LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 10/16/2031	4,942,550	4,971,093
Caesars Entertainment, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 02/06/2031	8,002,557	8,007,598
Carnival Corp., Senior Secured First Lien, 6.31% (1 mo. SOFR US + 2.00%), 10/18/2028	513,000	514,041
Chariot Buyer LLC, Senior Secured First Lien, 7.78% (1 mo. SOFR US + 3.25%), 11/03/2028	11,785,847	11,819,319
ClubCorp Holdings, Inc., Senior Secured First Lien, 9.82% (3 mo. SOFR US + 5.00%), 09/18/2026	2,054,632	2,059,769
Flutter Financing BV, Senior Secured First Lien, 6.05% (3 mo. SOFR US + 1.75%), 11/29/2030	5,406,250	5,399,492
Grant Thornton Advisors LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 05/30/2031	7,603,444	7,606,295
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 08/02/2028	2,484,439	2,486,576
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 04/01/2031	4,186,278	4,196,744
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 12/04/2031	4,985,665	4,988,781
Six Flags Entertainment Corp., Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 05/01/2031	5,398,807	5,410,279
Wand NewCo 3, Inc., Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 01/30/2031	11,327,286	11,289,793
Whatabrands LLC, Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 08/03/2028	14,887,594	14,910,819
		95,811,507

Financials - 2.2%
AssuredPartners, Inc., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 02/14/2031	16,062,252	16,120,638
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 06/24/2030	5,053,629	5,062,978
BroadStreet Partners, Inc., Senior Secured First Lien
7.33% (1 mo. SOFR US + 3.00%), 06/16/2031	4,520,679	4,531,190
7.33% (1 mo. SOFR US + 3.00%), 06/16/2031	441,821	442,848
Colossus Acquireco LLC, 6.06% (1 mo. Term SOFR + 1.75%), 06/14/2032	16,000,000	15,914,000
CoreLogic, Inc., Senior Secured First Lien, 8.06% (1 mo. SOFR US + 3.50%), 06/02/2028	8,848,027	8,769,235
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 04/09/2027	8,419,311	8,200,661
HUB International Ltd., Senior Secured First Lien, 6.77% (3 mo. SOFR US + 2.50%), 06/20/2030	8,530,492	8,565,638
		67,607,188

Health Care - 0.2%
Medline Borrower LP, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 10/23/2028	4,436,684	4,446,777

Industrials - 1.7%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 12/26/2030	2,930,175	2,916,989
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.33% (1 mo. SOFR US + 2.00%), 10/31/2031	2,669,544	2,673,775
6.33% (1 mo. SOFR US + 2.00%), 10/31/2031	1,015,409	1,017,019
Husky Injection Molding Systems Ltd., Senior Secured First Lien
8.67% (1 mo. SOFR US + 4.50%), 02/15/2029	5,536,439	5,558,170
8.80% (3 mo. SOFR US + 4.50%), 02/15/2029	5,536,439	5,558,170
Indicor LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/23/2029	7,693,519	7,687,749
Kaman Corp., Senior Secured First Lien
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	797,103	797,167
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	1,095,448	1,095,536
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	799,034	799,098
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	963,586	963,663
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032	1,095,448	1,095,536
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032	799,034	799,099
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032	797,103	797,167
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032	963,586	963,663
7.30% (3 mo. Term SOFR + 2.75%), 02/26/2032 (d)	689,655	689,710
TK Elevator US Newco, Inc., Senior Secured First Lien
7.24% (1 mo. SOFR US + 3.00%), 04/30/2030	2,359,688	2,368,537
7.33% (1 mo. SOFR US + 3.00%), 04/30/2030	2,541,183	2,550,712
TransDigm, Inc., Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 02/28/2031	14,678,457	14,721,098
		53,052,858

Materials - 0.2%
Proampac PG Borrower LLC, Senior Secured First Lien
8.26% (3 mo. SOFR US + 4.00%), 09/15/2028	4,484,835	4,507,820
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028	2,888,779	2,903,584
		7,411,404

Technology - 1.4%
Central Parent LLC, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 07/06/2029	8,957,375	7,502,249
Dun & Bradstreet Corp., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 01/18/2029	11,078,805	11,082,959
Epicor Software Corp., Senior Secured First Lien, 7.08% (1 mo. Term SOFR + 2.75%), 05/30/2031	8,757,990	8,790,132
Polaris Newco LLC, Senior Secured First Lien, 8.41% (3 mo. SOFR US + 3.75%), 06/05/2028	3,918,782	3,824,339
UKG, Inc., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 02/10/2031	11,896,763	11,955,117
		43,154,796
TOTAL BANK LOANS (Cost $272,117,091)		271,484,530

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%	Par	Value
Angel Oak Mortgage Trust LLC
Series 2025-1, Class A1, 5.69%, 01/25/2070 (a)(b)	10,397,683	10,443,338
Series 2025-2, Class A1, 5.64%, 02/25/2070 (a)(b)	10,317,891	10,354,439
Series 2025-3, Class A1, 5.42%, 03/25/2070 (a)(b)	8,293,156	8,296,624
Series 2025-4, Class A1, 5.86%, 04/25/2070 (a)(b)	9,058,311	9,134,604
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(e)	7,786,000	7,823,806
BRAVO Residential Funding Trust
Series 2024-NQM5, Class A1, 5.80%, 06/25/2064 (a)(b)	923,201	927,746
Series 2025-NQM1, Class A1, 5.60%, 12/25/2064 (a)(b)	14,796,495	14,891,728
Series 2025-NQM3, Class A1, 5.57%, 03/25/2065 (a)(b)	7,046,441	7,095,486
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065 (a)(b)	7,157,334	7,212,106
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%, 04/15/2042 (a)(e)	8,725,000	8,899,140
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (a)(b)	4,630,736	4,652,434
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	26,769,461	23,239,565
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, 06/25/2065 (a)(e)	3,600,000	3,616,334
JP Morgan Mortgage Trust
Series 2024-NQM1, Class A1, 5.59%, 02/25/2064 (a)(b)	3,869,613	3,893,307
Series 2025-NQM1, Class A1, 5.59%, 06/25/2065 (a)(b)	4,686,046	4,706,569
LHOME Mortgage Trust, Series 2025-RTL1, Class A1, 5.65%, 01/25/2040 (a)(b)	3,500,000	3,513,280
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM5, Class A1, 5.65%, 10/25/2069 (a)(e)	8,259,599	8,299,460
Onslow Bay Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064 (a)(e)	4,640,790	4,660,602
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065 (a)(b)	4,970,849	4,996,531
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (a)(b)	12,371,954	12,425,449
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064 (a)(b)	9,248,465	9,305,344
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055 (a)(b)	13,654,164	13,669,509
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060 (a)(b)	9,182,584	9,227,101
Velocity Commercial Capital Loan Trust 2024-1, Series 2025-1, Class A, 6.03%, 02/25/2055 (a)(e)	2,600,218	2,628,707
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $192,659,676)		193,913,209

ASSET-BACKED SECURITIES - 5.1%	Par	Value
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, 08/18/2027	3,500,000	3,432,790
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032 (a)	2,455,743	2,466,278
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(b)	9,975,000	10,160,350
GM Financial Revolving Receivables Trust
Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	3,650,000	3,818,598
Series 2024-1, Class A, 4.98%, 12/11/2036 (a)	2,000,000	2,041,906
GreenSky LLC, Series 2025-1A, Class A4, 5.22%, 03/25/2060 (a)	1,597,044	1,605,297
Hilton Grand Vacations, Inc.
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	2,107,209	2,151,363
Series 2024-3A, Class A, 4.98%, 08/27/2040 (a)	1,014,647	1,024,829
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	124,678	119,108
Series 2023-1A, Class A, 4.93%, 10/20/2040 (a)	908,518	915,352
Mosaic Solar Loans LLC, Series 2025-1A, Class A, 6.12%, 08/22/2050 (a)	2,997,669	2,980,861
MVW Owner Trust, Series 2024-2A, Class A, 4.43%, 03/20/2042 (a)	1,692,834	1,691,655
Navient Student Loan Trust
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (a)	351,123	343,725
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	1,902,009	1,668,809
Series 2020-A, Class A2A, 2.46%, 11/15/2068 (a)	385,179	369,964
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	2,370,537	2,252,919
Series 2020-CA, Class A2A, 2.15%, 11/15/2068 (a)	349,979	333,995
Series 2020-EA, Class A, 1.69%, 05/15/2069 (a)	8,267,366	7,719,417
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	387,034	360,349
Series 2020-GA, Class A, 1.17%, 09/16/2069 (a)	304,529	283,540
Series 2020-HA, Class A, 1.31%, 01/15/2069 (a)	530,754	496,938
Series 2021-1A, Class A1A, 1.31%, 12/26/2069 (a)	1,047,065	871,792
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	392,950	358,020
Series 2021-BA, Class A, 0.94%, 07/15/2069 (a)	1,383,038	1,255,309
Series 2022-A, Class A, 2.23%, 07/15/2070 (a)	7,850,325	7,173,027
Series 2022-BA, Class A, 4.16%, 10/15/2070 (a)	11,684,394	11,345,284
Series 2023-A, Class A, 5.51%, 10/15/2071 (a)	6,425,626	6,556,112
Series 2024-A, Class A, 5.66%, 10/15/2072 (a)	10,721,482	10,882,944
Series 2025-A, Class A, 5.02%, 07/15/2055 (a)	1,415,000	1,426,345
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 05/14/2035 (a)	2,320,060	2,311,913
OWN Tactical Equipment I LLC, Series 2025-1M, Class A, 5.48%, 09/26/2033 (a)	1,200,000	1,203,700
Pagaya AI Debt Selection Trust, Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	899,923	903,317
Pretium Mortgage Credit Partners LLC, Series 2025-RPL1, Class A1, 4.00%, 07/25/2069 (a)(b)	5,152,955	4,960,317
Santander Consumer USA Holdings, Inc.
Series 2022-2, Class B, 3.44%, 09/15/2027	151,530	151,422
Series 2022-4, Class B, 4.42%, 11/15/2027	827,839	827,092
SLM Student Loan Trust, Series 2004-3A, Class A6B, 5.17% (90 day avg SOFR US + 0.81%), 10/25/2064 (a)	894,893	869,883
SMB Private Education Loan Trust
Series 2017-A, Class A2A, 2.88%, 09/15/2034 (a)	174,151	173,468
Series 2017-B, Class A2A, 2.82%, 10/15/2035 (a)	361,706	356,533
Series 2018-A, Class A2A, 3.50%, 02/15/2036 (a)	784,568	772,974
Series 2018-B, Class A2A, 3.60%, 01/15/2037 (a)	231,512	228,566
Series 2018-C, Class A2A, 3.63%, 11/15/2035 (a)	333,370	327,663
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	513,668	505,643
Series 2020-A, Class A2A, 2.23%, 09/15/2037 (a)	2,178,655	2,092,661
Series 2020-B, Class A1A, 1.29%, 07/15/2053 (a)	1,006,348	944,745
Series 2021-A, Class A2A2, 5.16% (1 mo. Term SOFR + 0.84%), 01/15/2053 (a)	459,232	452,967
Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	2,139,714	1,929,726
Series 2021-E, Class A1A, 1.68%, 02/15/2051 (a)	1,408,621	1,317,606
Series 2022-B, Class A1A, 3.94%, 02/16/2055 (a)	7,193,237	7,001,872
Series 2022-C, Class A1A, 4.48%, 05/16/2050 (a)	1,790,890	1,779,400
Series 2023-C, Class A1A, 5.67%, 11/15/2052 (a)	2,002,188	2,057,103
Series 2024-A, Class A1A, 5.24%, 03/15/2056 (a)	6,315,284	6,420,969
Series 2024-C, Class A1A, 5.50%, 06/17/2052 (a)	6,680,959	6,838,598
Series 2024-F, Class A1A, 5.06%, 03/16/2054 (a)	9,582,552	9,676,373
SoFi Professional Loan Program LLC
Series 2019-C, Class A2FX, 2.37%, 11/16/2048 (a)	488,358	468,098
Series 2020-A, Class A2FX, 2.54%, 05/15/2046 (a)	721,085	686,061
Toyota Auto Loan Extended Note Trust
Series 2023-1A, Class A, 4.93%, 06/25/2036 (a)	5,646,000	5,748,496
Series 2025-1A, Class A, 4.65%, 05/25/2038 (a)	3,550,000	3,579,464
Verizon Master Trust, Series 2024-7, Class A, 4.35%, 08/20/2032 (a)	6,000,000	5,994,767
TOTAL ASSET-BACKED SECURITIES (Cost $156,148,663)		156,688,273

COLLATERALIZED LOAN OBLIGATIONS - 2.8%	Par	Value
Aimco CDO, Series 2019-10A, Class ARR, 5.68% (3 mo. Term SOFR + 1.41%), 07/22/2037 (a)	5,000,000	5,017,505
AIMCO CLO Series 2018-B, Series 2018-BA, Class ARR, 5.76% (3 mo. Term SOFR + 1.50%), 04/16/2037 (a)	7,000,000	7,026,832
Benefit Street Partners CLO Ltd., Series 2021-25A, Class A1R, 5.26% (3 mo. Term SOFR + 1.00%), 01/15/2035 (a)	1,000,000	1,000,715
Carlyle Group, Inc., Series 2014-3RA, Class A2, 6.09% (3 mo. Term SOFR + 1.81%), 07/27/2031 (a)	2,000,000	2,006,961
CarVal CLO, Series 2022-1A, Class A1, 5.78% (3 mo. Term SOFR + 1.51%), 04/21/2034 (a)	4,000,000	4,009,100
Dryden Senior Loan Fund
Series 2017-53A, Class B, 5.92% (3 mo. Term SOFR + 1.66%), 01/15/2031 (a)	1,500,000	1,500,473
Series 2018-55A, Class C, 6.42% (3 mo. Term SOFR + 2.16%), 04/15/2031 (a)	1,000,000	1,002,707
Series 2018-64A, Class B, 5.93% (3 mo. Term SOFR + 1.66%), 04/18/2031 (a)	1,600,000	1,600,886
Elmwood CLO Ltd., Series 2021-3A, Class BR, 6.02% (3 mo. Term SOFR + 1.75%), 04/20/2034 (a)	5,000,000	5,007,710
Magnetite CLO Ltd., Series 2020-27A, Class BR, 6.08% (3 mo. Term SOFR + 1.81%), 10/20/2034 (a)	2,300,000	2,305,730
Neuberger Berman CLO Ltd.
Series 2013-15A, Class A1R2, 5.44% (3 mo. Term SOFR + 1.18%), 10/15/2029 (a)	1,366,304	1,367,567
Series 2019-31A, Class AR2, 5.50% (3 mo. Term SOFR + 1.23%), 01/20/2039 (a)	550,000	550,687
Series 2021-43A, Class BR, 5.73% (3 mo. Term SOFR + 1.45%), 07/17/2036 (a)	10,000,000	9,946,050
Series 2022-49A, Class BR, 5.83% (3 mo. Term SOFR + 1.55%), 07/25/2035 (a)	3,000,000	3,005,371
OCP CLO Ltd., Series 2023-29A, Class BR, 5.82% (3 mo. Term SOFR + 1.55%), 01/20/2036 (a)	2,750,000	2,751,333
Palmer Square Loan Funding Ltd.
Series 2021-4A, Class A2, 5.92% (3 mo. Term SOFR + 1.66%), 10/15/2029 (a)	9,700,000	9,735,318
Series 2022-4A, Class A2R, 5.58% (3 mo. Term SOFR + 1.30%), 07/24/2031 (a)	6,000,000	6,001,168
Series 2024-1A, Class A2, 5.71% (3 mo. Term SOFR + 1.45%), 10/15/2032 (a)	5,950,000	5,955,376
Series 2024-2A, Class A2, 5.71% (3 mo. Term SOFR + 1.45%), 01/15/2033 (a)	12,700,000	12,710,739
TIAA CLO Ltd., Series 2018-1A, Class A2R, 6.02% (3 mo. Term SOFR + 1.75%), 01/20/2032 (a)	2,000,000	2,004,997
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $84,393,069)		84,507,225

U.S. GOVERNMENT AGENCY ISSUES - 0.3%	Par	Value
SBA Office of Investments and Innovation, Series 2024-10A, Class 1, 5.04%, 03/10/2034	9,114,458	9,313,996
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $9,114,458)		9,313,996

TOTAL INVESTMENTS - 98.1% (Cost $3,039,960,776)		3,010,350,928
Money Market Deposit Account - 1.5% (f)		47,124,473
Other Assets in Excess of Liabilities - 0.4%		11,409,827
TOTAL NET ASSETS - 100.0%		$3,068,885,228
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $706,562,307 or 23.0% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.
(d)	Non-income producing security.
(e)
As of June 30, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Kaman Corp.	First Lien	$689,655	$0	$689,655
		$689,655	$0	$689,655

(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.